BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 2.1%
Entertainment - 2.1%
Vivid Seats Inc., Class A Shares	54,870	$352,265	*

CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.7%
Thor Industries Inc.	1,342	127,665

Hotels, Restaurants & Leisure - 1.3%
Cava Group Inc.	4,180	128,033	*
Planet Fitness Inc., Class A Shares	1,860	91,475	*

Total Hotels, Restaurants & Leisure		219,508

Household Durables - 0.4%
Purple Innovation Inc.	40,360	69,016

Specialty Retail - 3.8%
Designer Brands Inc., Class A Shares	18,480	233,957
Signet Jewelers Ltd.	2,440	175,216
Wayfair Inc., Class A Shares	3,830	231,983	*

Total Specialty Retail		641,156

TOTAL CONSUMER DISCRETIONARY		1,057,345

CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Boston Beer Co. Inc., Class A Shares	730	284,357	*

Consumer Staples Distribution & Retail - 1.0%
United Natural Foods Inc.	12,710	179,719	*

Food Products - 1.3%
Ingredion Inc.	2,191	215,595

TOTAL CONSUMER STAPLES		679,671

ENERGY - 13.0%
Energy Equipment & Services - 4.6%
Cactus Inc., Class A Shares	10,270	515,657
Weatherford International PLC	2,810	253,827	*

Total Energy Equipment & Services		769,484

Oil, Gas & Consumable Fuels - 8.4%
Callon Petroleum Co.	10,590	414,281	*
CNX Resources Corp.	14,960	337,797	*
Comstock Resources Inc.	22,800	251,484
Vital Energy Inc.	7,710	427,288	*

Total Oil, Gas & Consumable Fuels		1,430,850

TOTAL ENERGY		2,200,334

See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 21.9%
Banks - 8.9%
Associated Banc-Corp.	16,300	$278,893
Banc of California Inc.	25,350	313,833
ConnectOne Bancorp Inc.	10,140	180,796
Hope Bancorp Inc.	21,120	186,912
New York Community Bancorp Inc.	8,092	91,764
Texas Capital Bancshares Inc.	4,830	284,487	*
Washington Federal Inc.	6,500	166,530

Total Banks		1,503,215

Capital Markets - 2.3%
Invesco Ltd.	10,410	151,153
New Mountain Finance Corp.	18,180	235,431

Total Capital Markets		386,584

Consumer Finance - 4.3%
NerdWallet Inc., Class A Shares	43,764	389,062	*
SLM Corp.	24,600	335,052

Total Consumer Finance		724,114

Financial Services - 6.4%
Essent Group Ltd.	11,130	526,338
loanDepot Inc., Class A Shares	133,860	230,239	*
TFS Financial Corp.	28,710	339,352

Total Financial Services		1,095,929

TOTAL FINANCIALS		3,709,842

HEALTH CARE - 7.6%
Biotechnology - 0.9%
Ironwood Pharmaceuticals Inc.	16,590	159,762	*

Health Care Equipment & Supplies - 1.7%
Globus Medical Inc., Class A Shares	5,943	295,070	*

Health Care Providers & Services - 2.1%
PetIQ Inc.	17,860	351,842	*

Pharmaceuticals - 2.9%
ANI Pharmaceuticals Inc.	4,370	253,722	*
Collegium Pharmaceutical Inc.	10,589	236,664	*

Total Pharmaceuticals		490,386

TOTAL HEALTH CARE		1,297,060

INDUSTRIALS - 16.6%
Building Products - 5.6%
Hayward Holdings Inc.	24,100	339,810	*

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Building Products - (continued)
JELD-WEN Holding Inc.	29,450	$393,452	*
Trex Co. Inc.	3,660	225,566	*

Total Building Products		958,828

Commercial Services & Supplies - 2.7%
ACV Auctions Inc., Class A Shares	19,040	289,027	*
MillerKnoll Inc.	6,780	165,771

Total Commercial Services & Supplies		454,798

Machinery - 0.7%
Chart Industries Inc.	688	116,355	*

Passenger Airlines - 3.5%
Alaska Air Group Inc.	7,490	277,729	*
Allegiant Travel Co.	4,114	316,202

Total Passenger Airlines		593,931

Professional Services - 4.1%
Concentrix Corp.	2,110	169,032
First Advantage Corp.	25,425	350,611
Upwork Inc.	14,810	168,241	*

Total Professional Services		687,884

TOTAL INDUSTRIALS		2,811,796

INFORMATION TECHNOLOGY - 7.6%
Electronic Equipment, Instruments & Components - 4.0%
IPG Photonics Corp.	1,930	195,972	*
Knowles Corp.	17,620	260,952	*
Rogers Corp.	1,748	229,810	*

Total Electronic Equipment, Instruments & Components		686,734

Semiconductors & Semiconductor Equipment - 3.6%
Cohu Inc.	7,230	249,001	*
Ichor Holdings Ltd.	11,520	356,659	*

Total Semiconductors & Semiconductor Equipment		605,660

TOTAL INFORMATION TECHNOLOGY		1,292,394

MATERIALS - 1.8%
Containers & Packaging - 1.0%
Sealed Air Corp.	5,320	174,815

Metals & Mining - 0.8%
Alamos Gold Inc., Class A Shares	12,010	135,593

TOTAL MATERIALS		310,408

REAL ESTATE - 9.7%
Hotel & Resort REITs - 5.6%
Ryman Hospitality Properties Inc.	4,120	343,114

See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Hotel & Resort REITs - (continued)
Sunstone Hotel Investors Inc.		36,670	$342,864
Xenia Hotels & Resorts Inc.		21,750	256,215

Total Hotel & Resort REITs			942,193

Office REITs - 1.9%
Equity Commonwealth		18,030	331,211

Real Estate Management & Development - 1.1%
Howard Hughes Holdings Inc.		2,570	190,514	*

Specialized REITs - 1.1%
EPR Properties		4,320	179,453

TOTAL REAL ESTATE			1,643,371

UTILITIES - 8.1%
Electric Utilities - 1.9%
Portland General Electric Co.		7,920	320,602

Gas Utilities - 1.9%
Chesapeake Utilities Corp.		3,230	315,732

Multi-Utilities - 4.3%
Black Hills Corp.		7,670	388,025
Northwestern Energy Group Inc.		7,160	344,110

Total Multi-Utilities			732,135

TOTAL UTILITIES			1,368,469

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,325,676)			16,722,955

	RATE
SHORT-TERM INVESTMENTS - 2.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $427,706)	5.270%	427,706	427,706	(a)(b)

TOTAL INVESTMENTS - 101.1% (Cost - $16,753,382)			17,150,661
Liabilities in Excess of Other Assets - (1.1)%			(180,851)

TOTAL NET ASSETS - 100.0%			$16,969,810

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $427,706 and the cost was $427,706 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$16,722,955	—	—	$16,722,955
Short-Term Investments†	427,706	—	—	427,706

Total Investments	$17,150,661	—	—	$17,150,661

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$464,093	$4,075,682	4,075,682	$4,112,069	4,112,069

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$19,543	—	$427,706

7